UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21413

Name of Fund: BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Strategies Fund,

    Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31

Date of reporting period: 07/01/2015 – 06/30/2016

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21413
Reporting Period: 07/01/2015 - 06/30/2016
BlackRock Floating Rate Income Strategies Fund, Inc.

============= BlackRock Floating Rate Income Strategies Fund, Inc. =============

EATON VANCE FLOATING-RATE INCOME TRUST

Ticker:       EFT            Security ID:  278279104
Meeting Date: MAR 24, 2016   Meeting Type: Annual
Record Date:  JAN 11, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Helen Frame Peters       For       For          Management
1b    Elect Director Valerie A. Mosley        For       For          Management

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EATON VANCE SENIOR INCOME TRUST

Ticker:       EVF            Security ID:  27826S103
Meeting Date: OCT 22, 2015   Meeting Type: Annual
Record Date:  AUG 10, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Scott E. Eston           For       For          Management
1.2   Elect Director Helen Frame Peters       For       For          Management

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GEO SPECIALTY CHEMICALS INC.

Ticker:       GSCQ.L         Security ID:  37246R205
Meeting Date: MAY 11, 2016   Meeting Type: Annual
Record Date:  MAR 31, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Duncan H. Cocroft        For       For          Management
1.2   Elect Director Michael Colodner         For       For          Management
1.3   Elect Director David L. Eaton           For       For          Management
1.4   Elect Director Kenneth A. Ghazey        For       For          Management
1.5   Elect Director Philip J. Gund           For       For          Management
1.6   Elect Director Linda Koffenberger       For       For          Management
1.7   Elect Director Charles Macaluso         For       For          Management

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SUNPOWER CORPORATION

Ticker:       SPWR           Security ID:  867652406
Meeting Date: APR 28, 2016   Meeting Type: Annual
Record Date:  FEB 29, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Bernard Clement          For       For          Management
1.2   Elect Director Denis Giorno             For       For          Management
1.3   Elect Director Catherine A. Lesjak      For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Ernst & Young LLP as Auditors    For       For          Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date:	August 25, 2016